CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES - Summary of debt securities with unrealized losses aggregated by period of continuous unrealized loss (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months	$ (9)	$ (7)	$ (1)
12 Months or Greater			(2)
Total	(9)	(7)	(3)
Fair value
Less than 12 Months	27,648	23,183	6,992
12 Months or Greater			948
Total	27,648	23,183	7,940
Commercial paper
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months	(1)	(4)
Total	(1)	(4)
Fair value
Less than 12 Months	14,797	15,059	4,591
Total	14,797	15,059	4,591
Corporate debt
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months	(2)	(1)	(1)
Total	(2)	(1)	(1)
Fair value
Less than 12 Months	8,212	3,166	1,402
Total	8,212	3,166	1,402
Asset-backed
Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value [Table]
Less than 12 Months	(6)	(2)
12 Months or Greater			(2)
Total	(6)	(2)	(2)
Fair value
Less than 12 Months	2,940	4,258
12 Months or Greater			948
Total	2,940	4,258	948
U.S. agency securities
Fair value
Less than 12 Months			999
Total			$ 999
U.S. Treasury
Fair value
Less than 12 Months	1,699
Total	$ 1,699
Non-U.S. securities
Fair value
Less than 12 Months		700
Total		$ 700